Quarterly Holdings Report
for
Fidelity® Investment Grade Securitized ETF
November 30, 2025
FIG-NPRT1-0126
1.9900962.104
Asset-Backed Securities - 9.5%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (b)	1,200,000	1,214,316
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	344,098	347,121
TOTAL CANADA		1,561,437
UNITED STATES - 9.5%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	46,700	47,124
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	166,922	167,015
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (b)	800,000	802,243
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	3,692,401	3,714,161
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	2,670,000	2,722,945
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	460,000	461,218
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (b)	1,100,000	1,112,338
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	1,293,334	1,296,126
Avis Budget Rental Car Funding AESOP LLC Series 2022-3A Class A, 4.62% 2/20/2027 (b)	4,499,500	4,501,049
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	3,830,108	3,870,047
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (b)	17,168,082	17,262,341
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,702,000	1,717,967
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	2,700,000	2,719,754
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	6,800,000	6,858,006
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	1,425,000	1,437,332
Carvana Auto Receivables Trust Series 2024-N1 Class A3, 5.6% 3/10/2028 (b)	5,271,678	5,282,692
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (b)	17,068,927	17,133,816
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	926,165	926,990
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	2,800,000	2,854,371
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (b)	1,000,000	1,013,821
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	5,350,000	5,285,539
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,790	1,802
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	2,462,408	2,479,425
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (b)	8,400,000	8,404,964
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (b)	2,900,000	2,905,335
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	1,393,654	1,396,485
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (b)	2,340,000	2,365,419
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	5,800,000	5,916,358
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	2,395,150	2,405,740
DLLMT Series 2023-1A Class A3, 5.34% 3/22/2027 (b)	330,422	331,897
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	10,600,000	10,614,713
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	789,687	800,223
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	414,181	417,289
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	414,000	419,640
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	340,000	343,424
Exeter Automobile Receivables Trust Series 2025-1A Class A2, 4.7% 9/15/2027	2,112,301	2,112,918
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	5,615,000	5,630,721
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	251,348	252,023
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	325,000	327,754
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	305,000	306,933
Ford Credit Auto Lease Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.4%, 4.542% 2/15/2027 (c)(d)	834,633	834,725
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,227,000	1,214,225
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	14,518,000	14,568,816
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	6,045,000	6,147,909
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.892% 4/15/2029 (b)(c)(d)	2,400,000	2,404,812
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	5,141,382	5,169,636
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	3,719,762	3,729,554
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (b)	500,000	507,371
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	11,378,000	11,450,823
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.292% 6/15/2028 (b)(c)(d)	9,320,000	9,355,965
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (b)	2,000,000	2,014,171
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	6,300,000	6,318,822
GreatAmerica Leasing Receivables Series 2025-2 Class A2, 4.22% 5/15/2028 (b)	13,400,000	13,417,124
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	732,472	734,787
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	700,545	702,480
Honda Auto Receivables Owner Trust Series 2024-1 Class A3, 5.21% 8/15/2028	2,607,030	2,629,651
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	3,570,000	3,589,209
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	2,309,250	2,312,527
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	223,908	224,741
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	691,000	692,156
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	4,845,896	4,877,787
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (b)	11,900,000	12,049,792
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (b)	27,800,000	27,373,937
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (b)	11,154,604	10,968,117
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (b)	2,000,000	2,071,054
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	44,698	44,654
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (b)	2,863,540	2,867,112
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	3,200,000	3,210,069
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	2,510,000	2,513,301
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (b)	6,800,000	6,806,593
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	10,842,373	10,875,888
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	875,000	880,315
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	398,288	401,052
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	693,646	695,335
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	1,605,000	1,605,469
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(d)	1,661,500	1,665,072
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (b)	10,552,245	10,579,787
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	2,291,495	2,300,204
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	7,900,000	7,912,849
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,075,000	1,077,776
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (b)	17,600,000	17,685,976
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	5,051,351	5,077,139
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	541,190	546,599
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (b)	7,114,487	7,137,692
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (b)	6,600,000	6,613,200
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	534,222	534,433
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	635,014	642,181
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	1,957,602	1,960,559
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	6,700,000	6,711,735
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	2,172,399	2,209,424
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (b)	1,624,561	1,634,298
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	11,339,399	11,466,900
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (b)	10,100,000	10,168,452
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	2,700,000	2,697,317
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	941	942
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	2,750,000	2,778,215
TOTAL UNITED STATES		405,280,687
TOTAL ASSET-BACKED SECURITIES (Cost $405,195,116)		406,842,124

Collateralized Mortgage Obligations - 11.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.6%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	58,740	52,606
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	54,406	54,175
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (b)	3,321,088	3,271,072
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	347,100	340,359
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (b)	4,048,086	3,770,713
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (b)	4,401,596	4,318,787
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (b)	6,407,476	6,377,492
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(d)	7,603,262	7,678,987
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	4,022,490	3,664,262
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	21,949,680	19,265,724
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	3,883,339	3,639,469
Fannie Mae Guaranteed REMIC Series 2021-13 Class BE, 1.25% 2/25/2050	77,169,262	60,784,993
Fannie Mae Guaranteed REMIC Series 2021-28 Class NC, 1% 5/25/2041	3,631,671	3,237,655
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	504,089	421,599
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,621,498	3,352,980
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	2,676,021	2,572,691
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	18,318	16,590
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	788,302	773,127
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (c)(d)	7,031,145	6,975,869
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (c)(d)	14,135,271	14,024,145
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)	8,045,105	7,989,478
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)	20,878,561	20,714,223
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	1,504,420	1,422,206
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (c)(d)	11,930,181	12,047,886
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (c)(d)	9,477,293	9,572,532
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (c)(d)	553,603	559,087
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (c)(d)	1,687,837	1,703,151
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (c)(d)	8,926,353	8,954,599
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/25/2054 (c)(d)	2,992,264	2,998,507
Fannie Mae Mortgage pass-thru certificates Series 2020-54 Class DA, 2% 6/25/2044	7,184,163	6,845,631
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	979,951	915,953
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	502,503	465,645
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)	2,681,364	2,693,353
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 3/25/2055 (c)(d)	10,246,296	10,301,963
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 2/25/2055 (c)(d)	13,257,468	13,268,679
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.6718% 8/25/2054 (c)(d)	5,307,047	5,352,730
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (c)(d)	3,104,286	3,113,623
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)	4,480,652	4,510,516
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (c)(d)	4,708,212	4,733,063
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	3,015,255	3,028,054
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	2,940,272	2,945,144
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4383 Class BD, 2% 9/15/2044	5,712,427	5,107,466
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,746,434	5,428,998
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	2,802,054	2,505,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	965,123	783,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class CA, 2% 3/25/2044	262,299	251,251
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class KH, 2% 1/25/2044	2,540,254	2,438,182
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class TA, 2% 1/25/2044	828,537	793,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	11,130,526	10,726,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	8,444,694	7,998,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	12,921,103	10,954,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,877,465	1,461,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5181 Class TA, 2.5% 6/25/2048	3,933,663	3,543,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5188 Class GA, 2% 1/25/2052	2,515,069	2,292,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	5,987,670	5,379,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	18,415	16,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class MN, 3% 4/25/2048	19,422,383	18,443,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	2,163,725	2,020,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	2,163,725	2,020,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.6218% 7/25/2052 (c)(d)	1,021,089	1,013,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (c)(d)	2,316,118	2,280,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (c)(d)	3,944,689	3,908,175
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(d)	2,504,562	2,464,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.7218% 9/25/2052 (c)(d)	8,177,243	8,138,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 10/25/2053 (c)(d)	1,621,901	1,641,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 10/25/2054 (c)(d)	2,186,029	2,187,155
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	8,926,618	8,959,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	2,564,342	2,562,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (c)(d)	4,745,766	4,764,812
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	5,468,342	5,477,584
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 3/25/2055 (c)(d)	22,973,139	23,031,879
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	14,427,627	14,142,800
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	2,623,382	2,648,421
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	4,316,722	4,351,982
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (b)	6,226,240	5,996,904
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(e)	4,973,651	5,012,483
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(d)	3,257,635	3,254,446
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	2,475,741	2,475,741
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(e)	3,544,401	3,462,994
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (b)	14,274,601	13,912,156
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	2,116,735	2,127,649
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(d)	1,411,080	1,391,325
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(d)	1,473,272	1,456,148
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (b)	1,164,546	1,160,909
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	2,466,711	2,411,322
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (b)	13,314,028	13,439,170
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	3,321,100	3,352,314
TOTAL UNITED STATES		497,918,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $490,103,228)		497,918,881

Commercial Mortgage Securities - 10.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.3%
3650r Commercial Mortgage Trust Series 2021-PF1 Class ASB, 2.372% 11/15/2054	1,400,000	1,331,926
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	17,948,000	18,015,231
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	383,467	378,577
BANK Series 2017-BNK7 Class ASB, 3.265% 9/15/2060	841,049	833,855
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	2,506,122	2,473,223
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	399,021	396,389
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	452,387	449,492
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	802,609	802,921
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	224,360	220,128
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	2,106,200	2,036,921
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	3,325,548	3,018,492
BANK5 Series 2025-5YR14 Class XA, 1.2011% 4/15/2058 (d)(f)	29,771,191	1,151,898
BANK5 Series 2025-5YR14 Class XB, 0.2715% 4/15/2058 (d)(f)	74,200,000	989,479
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	4,675,000	4,223,527
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	575,132
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (b)(d)(f)(g)	24,896,000	1,042,044
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	2,728,009	2,725,071
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	1,300,000	1,288,139
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	970,000	962,927
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	750,000	735,786
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	10,895,000	10,458,656
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	400,187	391,378
Benchmark Mortgage Trust Series 2021-B25 Class ASB, 2.271% 4/15/2054	5,368,000	5,092,542
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	5,400,000	5,627,621
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (d)(f)	45,400,000	697,085
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.9742% 8/15/2058 (b)(d)(f)	9,700,000	697,180
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	1,897,655	1,897,655
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	1,000,000	1,047,934
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	3,900,000	4,079,241
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (d)(f)	39,396,000	1,031,348
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (d)	5,380,000	5,655,615
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7072% 4/15/2058 (d)(f)	12,996,068	361,697
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	8,928,256	8,928,253
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(d)	933,469	934,051
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	2,461,000	2,456,427
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	59,845	59,733
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)	336,524	336,524
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	4,875,350	4,843,127
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	1,026,000	1,026,000
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	4,348,181	4,348,181
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	5,924,892	5,913,783
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	648,471	646,851
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)	914,434	912,150
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	489,942	489,334
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	803,605	801,614
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	598,000	597,265
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.762% 10/15/2038 (b)(c)(d)	3,144,705	3,140,787
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	10,345,736	10,348,969
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	4,932,000	4,922,383
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	5,238,000	5,330,338
CFCRE Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.6436% 12/10/2054	801,852	798,821
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	2,600,000	2,558,614
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	2,450,626	2,335,729
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	446,581	447,227
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	2,203,948	2,200,229
DBJPM Mortgage Trust Series 2020-C9 Class A4, 1.644% 8/15/2053	2,100,000	1,906,844
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,000,000	1,791,177
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	2,420,000	2,490,383
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	5,605,000	5,613,746
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	995,000	996,863
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8674% 10/25/2031 (d)	500,000	445,570
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6482% 4/25/2033 (d)	1,100,000	1,117,195
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6252% 3/25/2033 (d)	1,400,000	1,422,338
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	5,800,000	5,799,145
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8748% 9/25/2030 (d)	992,684	985,502
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	15,900,000	16,241,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	4,125	4,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (d)	14,934,682	14,824,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,800,400	2,770,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	9,800,000	9,703,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	63,239	62,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	3,900,000	3,862,921
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,283,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,700,000	3,681,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,200,000	2,213,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	5,000,000	5,036,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,700,000	2,705,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,070,114	1,069,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	544,249	542,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	100,000	96,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	2,200,000	1,985,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	7,600,000	7,247,372
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	21,200,000	19,116,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	3,600,000	3,663,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (c)(d)	8,778,759	8,762,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	2,800,000	2,841,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	2,600,000	2,643,228
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.7319% 3/25/2030 (c)(d)	20,792,889	20,792,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	5,200,000	5,291,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	2,700,000	2,739,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	27,300,000	27,300,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	4,000,000	4,057,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	10,800,000	10,920,965
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	4,850,000	4,636,521
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	395,342
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	100,000	94,959
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	3,018,000	2,671,749
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	605,000	605,189
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (b)(d)	1,456,000	1,448,483
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(d)	1,637,000	1,650,429
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	25,165	24,990
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	291,963	290,335
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	14,477,167	13,223,609
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	100,000	85,528
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(d)	830,065	829,807
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)	2,512,000	2,507,630
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class A4, 3.536% 11/15/2052	5,210,000	5,143,550
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	10,000	9,884
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	3,405,000	3,386,725
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	205,551	202,510
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (d)	3,435,715	3,080,078
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,040,578	1,025,196
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	11,500,000	11,507,177
SCMS Series 2025-BNC1 Class A2, 4.5016% 4/15/2028 (b)	6,110,000	6,110,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	10,649,932	10,639,980
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	1,635,000	1,634,999
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	1,700,000	1,612,914
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	5,985,234	5,934,459
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	300,144	300,571
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	1,916,069	1,923,046
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,110,721	1,099,902
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	106,979	105,229
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	390,583	383,649
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.0865% 8/15/2054 (d)(f)	25,751,000	1,428,150
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	1,825,000	1,734,674
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	100,000	99,804
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	603,000	603,024
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.2496% 10/15/2041 (b)(c)(d)	2,500,000	2,504,898
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	347,815	346,400
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	233,271	233,279
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.1216% 5/15/2058 (d)(f)	21,321,074	939,545
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.5147% 5/15/2058 (d)(f)	57,043,000	1,288,721
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	1,226,000	1,232,461
TOTAL UNITED STATES		443,070,699
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $439,031,760)		443,070,699

U.S. Government Agency - Mortgage Securities - 133.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 133.0%
Fannie Mae 2% 11/1/2051	5,564,931	4,568,253
Fannie Mae 2% 2/1/2052	1,303,691	1,084,460
Fannie Mae 2% 3/1/2052	18,941,037	15,536,864
Fannie Mae 2.5% 1/1/2052	2,950,185	2,538,504
Fannie Mae 2.5% 4/1/2052	16,116,150	13,957,888
Fannie Mae 2.5% 4/1/2052	12,711,898	10,985,696
Fannie Mae 2.5% 6/1/2052	5,791,871	5,027,088
Fannie Mae 3% 12/1/2051	17,051,433	15,324,050
Fannie Mae 3% 6/1/2052	6,246,852	5,647,206
Fannie Mae 5.5% 2/1/2055	10,458,892	10,703,733
Fannie Mae 5.5% 9/1/2054	48,885	49,521
Fannie Mae 6% 10/1/2054	5,567,576	5,778,961
Fannie Mae 6.5% 7/1/2054	2,812,131	2,959,201
Fannie Mae 7% 6/1/2054	183,319	195,080
Fannie Mae 7% 7/1/2054	167,386	178,713
Fannie Mae 7% 8/1/2054	269,609	286,316
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	34,619	31,348
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	7,264,307	6,217,729
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	28,746	22,327
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	10,843,580	9,829,130
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	6,292,501	5,697,920
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	4,101,760	3,718,028
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	942,332	855,058
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	29,183,363	24,996,884
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,432,242	4,013,437
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	25,081,463	22,735,016
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	6,451,455	5,801,532
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	3,061,449	2,775,042
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	21,571,222	19,532,947
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	80,423	73,025
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	8,832,488	8,006,182
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	11,634,321	9,557,888
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	59,289	49,300
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	840,519	690,507
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	22,134	18,405
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	13,166	10,969
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	125,921	104,392
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	54,014	44,914
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	37,345	30,622
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	49,318	43,604
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	19,933	17,485
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	275,465	228,798
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	190,135	158,161
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	115,700	95,918
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	22,164	18,180
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,148,440	942,755
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	48,213	40,135
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	1,782,535	1,560,360
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	26,389	21,943
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	19,479	16,198
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,683,443	4,720,598
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,577,202	2,138,981
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	435,972	357,617
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	357,350	297,927
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	353,988	293,133
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	132,518	110,109
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	6,795,775	5,578,653
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,387,255	2,798,593
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,036,078	864,115
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	470,328	391,090
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	378,943	314,745
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	356,160	296,267
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	126,426	105,008
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	25,630	21,288
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	20,295	16,857
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,087	14,192
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	21,233,613	17,689,462
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	11,052,762	9,149,202
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,506,928	8,697,374
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,562,536	3,763,922
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,318,761	2,746,151
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,285,003	2,731,563
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,962,766	2,458,060
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,843,030	1,529,070
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,137,607	946,305
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	915,456	762,083
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	744,376	610,593
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	531,241	441,242
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	289,668	240,413
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	200,326	166,451
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	5,049,076	4,141,632
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,547,927	2,932,451
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,541,074	2,904,655
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,349,614	1,125,612
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	136,517	113,859
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	132,117	109,983
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	124,365	103,724
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	25,796	21,474
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	13,968,477	11,466,725
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,424,562	3,629,359
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	57,051	47,386
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,133,540	1,057,696
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	11,222,082	9,229,744
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,091,444	5,009,986
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	2,323,135	2,034,846
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	530,225	437,763
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	228,126	187,126
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	112,842	93,408
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	28,240	23,165
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	429,198	352,061
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	6,300,128	6,096,697
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	7,208,147	6,278,879
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,748,974	4,092,218
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,558,662	2,208,812
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	383,777	333,102
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	40,750	34,924
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,562,839	1,349,638
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,012,885	879,140
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	16,101,568	13,995,577
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,051,665	904,583
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	781,172	680,464
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	38,384	37,158
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	8,191,568	7,797,463
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	39,741,153	34,493,564
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,536,177	3,920,190
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,248,528	1,081,326
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,528,136	16,104,763
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,280,536	1,995,796
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	15,531	14,774
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,976,516	4,292,958
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,819,558	1,577,022
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,360,191	6,392,921
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	4,480,485	3,879,062
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,127,525	2,705,757
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,735,972	2,362,733
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,698,719	2,338,152
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,992,961	1,728,556
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	3,485,762	3,381,072
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	17,227,251	15,070,929
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	14,960,151	12,961,375
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,859,322	5,938,584
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,642,617	4,908,122
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,496,006	3,892,499
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,664,335	2,312,525
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,809,186	1,571,990
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,010,400	872,562
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,539,347	4,402,981
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,492,197	4,355,511
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,054,280	3,932,535
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,883,589	3,765,412
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,827,099	3,709,244
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,181,613	3,085,913
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	22,646,204	19,655,904
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,966,825	3,428,153
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	295,617	255,658
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	5,722,896	5,546,634
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	3,617,496	3,506,066
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	3,528,888	3,422,909
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	35,454	31,747
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	4,579,438	3,964,732
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	16,136,392	14,020,802
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	6,787,463	5,946,366
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,241,402	1,949,640
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	153,322	133,556
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	22,943,128	19,942,300
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	50,880,948	44,321,416
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	229,262	197,986
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	54,909,669	47,830,760
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	49,967,124	43,400,485
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,465,118	4,952,467
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	140,893	127,236
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	101,822	91,953
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	16,405	14,718
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,276,778	2,041,150
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,798,547	1,608,478
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,830,925	1,675,769
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	13,854,223	12,507,013
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	18,081	16,210
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	8,037,763	7,439,690
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	11,815,236	10,688,455
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,917,595	3,525,622
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	24,028,323	21,789,380
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	19,441	17,484
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	9,930,396	8,930,610
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	15,979,318	14,435,447
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,223,008	3,792,559
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	7,136,684	6,447,161
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	19,432,357	17,560,938
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	302,695	284,194
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	179,078	168,245
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	87,254	82,194
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	13,730,409	13,007,083
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,765,950	1,667,400
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	582,457	549,407
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	22,625	21,373
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	17,080,601	16,036,667
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,737,252	3,502,999
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,823,270	2,649,835
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,435,411	2,286,564
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	17,996	16,868
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,637,882	2,467,592
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	16,606,409	15,591,457
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	14,112,230	13,267,358
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,038,042	1,006,479
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	18,485,939	17,883,417
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	3,727,097	3,623,089
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,410,852	1,368,395
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	155,897	151,205
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	802,535	778,384
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	688,736	667,794
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	165,623	160,484
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	14,730	14,572
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	18,915	18,275
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	1,730,795	1,663,024
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	1,657,490	1,592,590
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	180,514	174,912
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,091,847	1,058,989
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	114,936	111,477
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,799,062	1,743,235
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	11,521,508	11,095,575
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	11,352	11,348
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	18,132	18,261
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	38,621	38,895
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	28,571,065	28,275,612
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	7,551,679	7,639,601
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	39,427	39,874
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	39,936	40,126
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	279,134	282,384
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	1,896,275	1,923,063
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	18,458,884	18,656,199
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	14,325,856	14,492,421
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	945,920	956,933
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,193,976	1,207,877
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	14,891,271	15,059,757
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	280,976	284,945
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	952,924	964,019
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	567,322	569,663
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,899,762	4,016,281
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,657,513	4,734,087
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,830,935	3,943,003
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,775,794	2,821,431
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	44,886	45,652
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	57,789,321	59,317,329
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	919,228	941,523
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,765,802	2,852,761
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	738,332	750,471
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	897,497	935,289
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	5,660,361	5,891,631
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,128,288	2,218,571
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	820,086	856,412
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	10,142,733	10,550,805
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,673,767	3,841,091
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	3,389,220	3,533,157
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,742,360	8,065,955
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,599	23,231
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,448,525	5,671,140
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	3,967,170	4,123,991
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	42,058	43,511
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	19,513,771	20,367,469
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	11,222,199	11,559,725
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	3,716,231	3,866,239
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,146,443	2,205,802
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	799,531	834,697
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	3,035,024	3,196,406
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	7,177,875	7,586,463
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,129,789	2,246,564
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,190,231	3,371,082
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	21,070	22,217
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	6,782,570	7,186,672
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	3,999,484	4,218,773
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	19,025	20,011
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	9,827,866	10,452,237
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	5,560,208	5,891,732
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,224,278	4,476,148
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,635,820	2,795,450
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,326,363	2,469,615
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	101,538	107,481
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	85,706	90,348
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	1,517,139	1,610,561
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	278,255	296,067
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	5,104,256	5,426,938
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	401,623	424,471
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	351,845	370,679
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	230,304	243,028
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	223,051	235,643
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	86,520	92,023
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,551,874	2,706,421
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,266,306	1,344,281
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,102,114	1,160,801
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	674,526	710,634
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	637,633	672,125
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	356,569	376,319
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	141,117	148,914
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	3,793,517	4,027,112
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	2,732,587	2,905,337
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	125,373	131,996
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	2,843,375	3,043,787
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	103,768	110,725
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	177,978	190,522
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	154,790	164,409
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	148,412	157,790
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	120,716	129,225
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	99,748	105,601
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	2,985,420	3,165,290
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	129,392	136,824
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	2,368,076	2,518,522
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,283,476	1,369,528
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	845,008	899,748
Freddie Mac Gold Pool 1.5% 1/1/2051	28,500	22,136
Freddie Mac Gold Pool 1.5% 11/1/2035	425,300	386,708
Freddie Mac Gold Pool 1.5% 2/1/2037	9,276,653	8,400,098
Freddie Mac Gold Pool 1.5% 2/1/2041	29,917,842	25,566,672
Freddie Mac Gold Pool 1.5% 2/1/2051	28,892	22,440
Freddie Mac Gold Pool 1.5% 4/1/2041	15,516,322	13,241,073
Freddie Mac Gold Pool 1.5% 4/1/2051	42,428	32,954
Freddie Mac Gold Pool 1.5% 5/1/2036	46,153,940	41,879,369
Freddie Mac Gold Pool 2% 1/1/2051	10,053,809	8,253,174
Freddie Mac Gold Pool 2% 1/1/2052	3,825,384	3,180,903
Freddie Mac Gold Pool 2% 1/1/2052	340,657	279,326
Freddie Mac Gold Pool 2% 1/1/2052	230,305	191,576
Freddie Mac Gold Pool 2% 10/1/2050	820,360	673,947
Freddie Mac Gold Pool 2% 10/1/2050	30,518	25,071
Freddie Mac Gold Pool 2% 11/1/2050	48,501,822	39,845,469
Freddie Mac Gold Pool 2% 11/1/2050	2,532,483	2,108,198
Freddie Mac Gold Pool 2% 11/1/2050	67,608	55,499
Freddie Mac Gold Pool 2% 11/1/2050	44,649	36,680
Freddie Mac Gold Pool 2% 11/1/2051	297,786	246,872
Freddie Mac Gold Pool 2% 11/1/2051	37,613	31,018
Freddie Mac Gold Pool 2% 12/1/2051	2,247,345	1,863,106
Freddie Mac Gold Pool 2% 12/1/2051	1,448,998	1,203,520
Freddie Mac Gold Pool 2% 12/1/2051	84,632	70,400
Freddie Mac Gold Pool 2% 2/1/2051	1,580,324	1,297,289
Freddie Mac Gold Pool 2% 2/1/2051	56,506	47,128
Freddie Mac Gold Pool 2% 2/1/2051	55,064	45,925
Freddie Mac Gold Pool 2% 2/1/2051	35,560	29,625
Freddie Mac Gold Pool 2% 2/1/2051	35,671	29,305
Freddie Mac Gold Pool 2% 2/1/2052	990,416	823,556
Freddie Mac Gold Pool 2% 3/1/2041	76,520	67,795
Freddie Mac Gold Pool 2% 3/1/2051	9,334,941	7,677,641
Freddie Mac Gold Pool 2% 3/1/2051	2,638,097	2,165,614
Freddie Mac Gold Pool 2% 3/1/2051	247,139	205,271
Freddie Mac Gold Pool 2% 3/1/2051	228,417	189,720
Freddie Mac Gold Pool 2% 3/1/2051	199,075	165,349
Freddie Mac Gold Pool 2% 3/1/2051	27,642	22,959
Freddie Mac Gold Pool 2% 3/1/2051	17,424	14,487
Freddie Mac Gold Pool 2% 4/1/2051	497,301	407,924
Freddie Mac Gold Pool 2% 4/1/2051	58,452	48,750
Freddie Mac Gold Pool 2% 4/1/2052	8,658,636	7,140,346
Freddie Mac Gold Pool 2% 4/1/2052	33,075	27,420
Freddie Mac Gold Pool 2% 5/1/2051	16,764,147	13,882,184
Freddie Mac Gold Pool 2% 5/1/2051	2,645,364	2,169,927
Freddie Mac Gold Pool 2% 5/1/2051	926,509	771,284
Freddie Mac Gold Pool 2% 5/1/2052	5,808,256	4,815,190
Freddie Mac Gold Pool 2% 6/1/2035	69,328	64,733
Freddie Mac Gold Pool 2% 6/1/2050	25,935,574	21,355,356
Freddie Mac Gold Pool 2% 6/1/2051	26,254	21,536
Freddie Mac Gold Pool 2% 6/1/2052	603,353	494,916
Freddie Mac Gold Pool 2% 7/1/2041	19,412	17,098
Freddie Mac Gold Pool 2% 7/1/2050	431,577	358,867
Freddie Mac Gold Pool 2% 7/1/2050	41,673	34,275
Freddie Mac Gold Pool 2% 7/1/2050	30,263	24,918
Freddie Mac Gold Pool 2% 7/1/2051	1,293,137	1,079,317
Freddie Mac Gold Pool 2% 8/1/2036	1,700,563	1,585,718
Freddie Mac Gold Pool 2% 8/1/2051	492,829	404,872
Freddie Mac Gold Pool 2% 8/1/2052	22,127	18,115
Freddie Mac Gold Pool 2% 9/1/2050 (i)(k)	15,819,144	13,010,656
Freddie Mac Gold Pool 2% 9/1/2050	513,236	421,636
Freddie Mac Gold Pool 2% 9/1/2050	465,566	385,530
Freddie Mac Gold Pool 2% 9/1/2050	151,922	124,807
Freddie Mac Gold Pool 2% 9/1/2050	21,658	17,813
Freddie Mac Gold Pool 2% 9/1/2051	187,068	155,084
Freddie Mac Gold Pool 2% 9/1/2051	186,806	154,867
Freddie Mac Gold Pool 2% 9/1/2051	32,638	27,058
Freddie Mac Gold Pool 2.5% 1/1/2052	5,073,187	4,347,814
Freddie Mac Gold Pool 2.5% 1/1/2052	128,268	111,131
Freddie Mac Gold Pool 2.5% 10/1/2050 (j)	4,972,788	4,331,700
Freddie Mac Gold Pool 2.5% 10/1/2051	2,534,370	2,187,841
Freddie Mac Gold Pool 2.5% 11/1/2041	19,977	18,115
Freddie Mac Gold Pool 2.5% 11/1/2050	19,878,670	17,297,291
Freddie Mac Gold Pool 2.5% 11/1/2050	406,764	353,561
Freddie Mac Gold Pool 2.5% 11/1/2051	83,968,807	72,933,694
Freddie Mac Gold Pool 2.5% 12/1/2050	743,164	646,659
Freddie Mac Gold Pool 2.5% 2/1/2051	3,338,529	2,901,869
Freddie Mac Gold Pool 2.5% 3/1/2050	2,920,809	2,519,617
Freddie Mac Gold Pool 2.5% 4/1/2052	64,214,238	55,775,254
Freddie Mac Gold Pool 2.5% 4/1/2052 (i)(j)	22,704,481	19,706,486
Freddie Mac Gold Pool 2.5% 4/1/2052	5,572,384	4,833,101
Freddie Mac Gold Pool 2.5% 4/1/2052	4,474,622	3,883,774
Freddie Mac Gold Pool 2.5% 4/1/2052	2,778,868	2,382,409
Freddie Mac Gold Pool 2.5% 5/1/2052	15,725,302	13,624,297
Freddie Mac Gold Pool 2.5% 7/1/2043	49,034	43,925
Freddie Mac Gold Pool 2.5% 8/1/2050	2,910,663	2,531,784
Freddie Mac Gold Pool 2.5% 9/1/2051	2,691,500	2,341,150
Freddie Mac Gold Pool 3% 1/1/2052	20,848,064	18,680,687
Freddie Mac Gold Pool 3% 10/1/2049	4,658,293	4,195,123
Freddie Mac Gold Pool 3% 10/1/2051	8,442,213	7,538,174
Freddie Mac Gold Pool 3% 3/1/2052	17,624,772	15,910,907
Freddie Mac Gold Pool 3% 4/1/2050	8,478,082	7,635,113
Freddie Mac Gold Pool 3% 4/1/2051	3,618,045	3,243,607
Freddie Mac Gold Pool 3% 6/1/2052	10,091,016	9,150,742
Freddie Mac Gold Pool 3% 6/1/2052	3,246,552	2,944,040
Freddie Mac Gold Pool 3% 6/1/2052	19,083	17,108
Freddie Mac Gold Pool 3% 7/1/2052	6,549,357	5,881,785
Freddie Mac Gold Pool 3% 8/1/2052	11,282,644	10,189,025
Freddie Mac Gold Pool 3% 8/1/2052	9,702,151	8,761,729
Freddie Mac Gold Pool 3% 9/1/2049	86,889	79,010
Freddie Mac Gold Pool 3.5% 1/1/2048	3,224,330	3,027,265
Freddie Mac Gold Pool 3.5% 1/1/2048	490,624	460,638
Freddie Mac Gold Pool 3.5% 2/1/2052	1,064,755	989,564
Freddie Mac Gold Pool 3.5% 3/1/2048	1,921,551	1,812,220
Freddie Mac Gold Pool 3.5% 4/1/2047	42,349	39,813
Freddie Mac Gold Pool 3.5% 4/1/2052	11,335,844	10,582,797
Freddie Mac Gold Pool 3.5% 4/1/2052	2,052,657	1,912,449
Freddie Mac Gold Pool 3.5% 6/1/2046	59,569	56,114
Freddie Mac Gold Pool 3.5% 6/1/2047	334,727	314,688
Freddie Mac Gold Pool 3.5% 6/1/2052	3,883,155	3,648,251
Freddie Mac Gold Pool 3.5% 7/1/2048	5,102,264	4,793,612
Freddie Mac Gold Pool 3.5% 7/1/2049	2,896,937	2,724,408
Freddie Mac Gold Pool 3.5% 8/1/2049	5,192,559	4,884,936
Freddie Mac Gold Pool 3.5% 8/1/2051	34,959	32,702
Freddie Mac Gold Pool 4% 11/1/2051	286,510	277,888
Freddie Mac Gold Pool 4% 2/1/2051	7,096,204	6,869,349
Freddie Mac Gold Pool 4% 2/1/2052	137,931	133,737
Freddie Mac Gold Pool 4% 2/1/2052	128,158	124,261
Freddie Mac Gold Pool 4% 2/1/2053	15,784,716	15,206,112
Freddie Mac Gold Pool 4% 2/1/2053	1,747,956	1,683,882
Freddie Mac Gold Pool 4% 3/1/2049	42,622	41,193
Freddie Mac Gold Pool 4% 4/1/2052	302,050	292,677
Freddie Mac Gold Pool 4% 4/1/2052	211,138	204,586
Freddie Mac Gold Pool 4% 5/1/2053	7,682,366	7,383,956
Freddie Mac Gold Pool 4% 6/1/2052	167,085	161,900
Freddie Mac Gold Pool 4% 7/1/2052	258,650	250,624
Freddie Mac Gold Pool 4% 8/1/2052	159,436	154,488
Freddie Mac Gold Pool 4% 9/1/2051	354,530	343,972
Freddie Mac Gold Pool 5% 11/1/2053	17,026,727	17,277,903
Freddie Mac Gold Pool 5% 4/1/2040	859,851	869,862
Freddie Mac Gold Pool 5% 4/1/2054	2,085,149	2,114,606
Freddie Mac Gold Pool 5% 7/1/2038	6,768,938	6,881,592
Freddie Mac Gold Pool 5% 9/1/2054	924,605	930,443
Freddie Mac Gold Pool 5.5% 1/1/2055	15,965,843	16,462,836
Freddie Mac Gold Pool 5.5% 1/1/2055	7,283,136	7,464,329
Freddie Mac Gold Pool 5.5% 10/1/2054	9,792,346	10,032,905
Freddie Mac Gold Pool 5.5% 10/1/2054	1,018,434	1,031,677
Freddie Mac Gold Pool 5.5% 11/1/2054	9,049,790	9,314,528
Freddie Mac Gold Pool 5.5% 11/1/2054	6,310,212	6,482,977
Freddie Mac Gold Pool 5.5% 3/1/2053	37,394	38,535
Freddie Mac Gold Pool 5.5% 8/1/2055	7,488,929	7,698,645
Freddie Mac Gold Pool 5.5% 9/1/2053	4,072,092	4,184,852
Freddie Mac Gold Pool 5.5% 9/1/2054	3,802,050	3,902,580
Freddie Mac Gold Pool 6% 10/1/2054	712,884	742,902
Freddie Mac Gold Pool 6% 12/1/2052	2,626,737	2,731,392
Freddie Mac Gold Pool 6% 12/1/2054	4,597,595	4,775,026
Freddie Mac Gold Pool 6% 2/1/2055	16,688,450	17,391,165
Freddie Mac Gold Pool 6% 4/1/2039	1,847,476	1,925,359
Freddie Mac Gold Pool 6% 4/1/2054 (k)	11,051,520	11,503,062
Freddie Mac Gold Pool 6% 5/1/2054	6,770,499	7,057,706
Freddie Mac Gold Pool 6% 7/1/2039	4,649,148	4,821,894
Freddie Mac Gold Pool 6% 8/1/2055	9,826,189	10,234,575
Freddie Mac Gold Pool 6% 9/1/2039	7,819,126	8,114,543
Freddie Mac Gold Pool 6% 9/1/2039	1,161,796	1,206,344
Freddie Mac Gold Pool 6% 9/1/2054	7,034,114	7,298,982
Freddie Mac Gold Pool 6% 9/1/2054	6,979,842	7,286,836
Freddie Mac Gold Pool 6.5% 1/1/2054	6,076,624	6,382,172
Freddie Mac Gold Pool 6.5% 1/1/2054	5,107,026	5,374,115
Freddie Mac Gold Pool 6.5% 12/1/2053	2,009,449	2,119,626
Freddie Mac Gold Pool 6.5% 2/1/2054	25,607,666	26,895,286
Freddie Mac Gold Pool 6.5% 6/1/2054	21,994,043	23,184,156
Freddie Mac Gold Pool 6.5% 6/1/2054	5,958,341	6,301,233
Freddie Mac Gold Pool 6.5% 9/1/2054	12,721,128	13,469,108
Freddie Mac Gold Pool 6.5% 9/1/2054	7,162,171	7,576,579
Freddie Mac Gold Pool 7% 1/1/2054	8,792,064	9,324,528
Freddie Mac Gold Pool 7% 1/1/2054	5,719,100	6,071,268
Freddie Mac Gold Pool 7% 1/1/2054	5,357,392	5,676,823
Freddie Mac Gold Pool 7% 1/1/2054	5,140,213	5,456,734
Freddie Mac Gold Pool 7% 1/1/2054	3,319,958	3,521,021
Freddie Mac Gold Pool 7% 10/1/2053	122,874	129,125
Freddie Mac Gold Pool 7% 11/1/2053	1,131,569	1,203,812
Freddie Mac Gold Pool 7% 12/1/2053	626,939	660,324
Freddie Mac Gold Pool 7% 12/1/2053	431,291	454,379
Freddie Mac Gold Pool 7% 2/1/2054	2,806,393	2,973,723
Freddie Mac Gold Pool 7% 3/1/2054	75,264	80,057
Freddie Mac Gold Pool 7% 6/1/2054	4,746,670	5,034,138
Freddie Mac Gold Pool 7% 6/1/2054	4,691,132	4,987,697
Freddie Mac Gold Pool 7% 7/1/2043	64,170	67,956
Freddie Mac Gold Pool 7% 7/1/2054	140,828	149,528
Freddie Mac Gold Pool 7% 8/1/2054	3,307,037	3,540,130
Freddie Mac Gold Pool 7% 8/1/2054	2,058,837	2,189,636
Freddie Mac Gold Pool 7% 9/1/2043	131,885	138,595
Freddie Mac Gold Pool 7% 9/1/2054	2,914,881	3,088,679
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,866,827	7,143,099
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	3,871,773	4,026,336
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	923,466	975,816
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	824,884	872,161
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	263,673	280,021
Freddie Mac Non Gold Pool 2% 3/1/2052	17,773,661	14,718,150
Freddie Mac Non Gold Pool 2.5% 4/1/2052	22,782,256	19,802,469
Freddie Mac Non Gold Pool 5.5% 4/1/2055	7,551,618	7,751,290
Freddie Mac Non Gold Pool 5.5% 7/1/2053	6,485,597	6,653,029
Freddie Mac Non Gold Pool 6% 11/1/2054	756,557	786,463
Freddie Mac Non Gold Pool 6% 6/1/2054	11,557,172	12,003,189
Freddie Mac Non Gold Pool 6.5% 1/1/2055	7,748,790	8,143,263
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,585,247	1,678,581
Freddie Mac Non Gold Pool 6.5% 11/1/2054	685,569	725,879
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,821,081	1,928,869
Ginnie Mae I Pool 2% 10/20/2052	1,225,747	1,021,663
Ginnie Mae I Pool 2% 9/20/2052	135,738	113,201
Ginnie Mae I Pool 2.5% 1/20/2051	21,872	18,905
Ginnie Mae I Pool 2.5% 10/20/2051	7,043,748	6,083,883
Ginnie Mae I Pool 2.5% 10/20/2051	3,260,433	2,816,128
Ginnie Mae I Pool 2.5% 10/20/2051	3,082,160	2,662,148
Ginnie Mae I Pool 2.5% 11/20/2051	1,449,236	1,251,746
Ginnie Mae I Pool 2.5% 12/20/2051	2,438,452	2,106,160
Ginnie Mae I Pool 2.5% 12/20/2051	1,624,892	1,403,465
Ginnie Mae I Pool 2.5% 12/20/2051	21,252	18,309
Ginnie Mae I Pool 2.5% 4/20/2051	64,184	55,477
Ginnie Mae I Pool 2.5% 6/20/2051	2,564,788	2,216,081
Ginnie Mae I Pool 2.5% 8/20/2051	3,846,001	3,323,101
Ginnie Mae I Pool 3.5% 10/20/2052	2,807,721	2,604,847
Ginnie Mae I Pool 3.5% 7/20/2052	14,666,182	13,621,362
Ginnie Mae I Pool 3.5% 8/20/2052	8,712,312	8,091,646
Ginnie Mae I Pool 3.5% 9/20/2052	6,750,298	6,269,406
Ginnie Mae I Pool 4.5% 4/20/2053	21,219	20,885
Ginnie Mae I Pool 5.5% 3/20/2054	3,503,572	3,596,994
Ginnie Mae II Pool 2% 1/20/2051	51,641,530	43,067,544
Ginnie Mae II Pool 2% 10/20/2050	8,787,841	7,332,650
Ginnie Mae II Pool 2% 12/1/2055 (h)	113,350,000	94,452,424
Ginnie Mae II Pool 2% 2/20/2052	66,517,869	55,473,980
Ginnie Mae II Pool 2% 3/20/2052	1,017,488	848,556
Ginnie Mae II Pool 2% 4/20/2052	44,657,597	37,243,146
Ginnie Mae II Pool 2% 6/20/2054	165,348	137,818
Ginnie Mae II Pool 2% 7/20/2054	186,392	155,358
Ginnie Mae II Pool 2% 8/20/2050	4,044,184	3,379,051
Ginnie Mae II Pool 2% 8/20/2053	189,306	157,787
Ginnie Mae II Pool 2% 9/20/2050	8,284,924	6,922,332
Ginnie Mae II Pool 2.5% 12/1/2055 (h)	120,650,000	104,720,436
Ginnie Mae II Pool 2.5% 7/20/2051	65,418	56,810
Ginnie Mae II Pool 2.5% 8/20/2051	49,049,991	42,595,777
Ginnie Mae II Pool 3% 12/20/2046	8,961,146	8,203,591
Ginnie Mae II Pool 3% 3/20/2050	1,330,307	1,204,128
Ginnie Mae II Pool 3% 4/20/2052	70,987,447	64,087,893
Ginnie Mae II Pool 3% 5/20/2052	38,392,187	34,660,697
Ginnie Mae II Pool 3.5% 8/20/2052	16,011,068	14,712,828
Ginnie Mae II Pool 4.5% 11/20/2054	33,668,805	32,990,897
Ginnie Mae II Pool 5% 1/1/2056 (h)	93,050,000	92,846,453
Ginnie Mae II Pool 5% 11/20/2054	1,565,724	1,566,394
Ginnie Mae II Pool 5% 12/1/2055 (h)	186,100,000	185,896,444
Ginnie Mae II Pool 5% 12/20/2054	4,841,463	4,855,640
Ginnie Mae II Pool 5.5% 1/1/2056 (h)	52,425,000	52,910,340
Ginnie Mae II Pool 5.5% 1/20/2055	2,999,223	3,077,322
Ginnie Mae II Pool 5.5% 12/1/2055 (h)	70,075,000	70,786,696
Ginnie Mae II Pool 5.5% 12/20/2054	3,592,430	3,692,711
Ginnie Mae II Pool 5.5% 12/20/2054	2,289,213	2,314,664
Ginnie Mae II Pool 6% 1/1/2056 (h)	240,900,000	245,558,018
Ginnie Mae II Pool 6% 12/1/2055 (h)	547,225,000	557,613,738
Ginnie Mae II Pool 6% 12/20/2054	5,174,437	5,273,067
Ginnie Mae II Pool 6% 2/1/2056 (h)	147,875,000	150,630,325
Ginnie Mae II Pool 6.5% 5/20/2055	14,902,742	15,363,585
Uniform Mortgage Backed Securities 2% 12/1/2055 (h)	4,025,000	3,276,602
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (h)	31,800,000	27,064,783
Uniform Mortgage Backed Securities 3% 12/1/2055 (h)	58,350,000	51,826,651
Uniform Mortgage Backed Securities 4% 12/1/2055 (h)	50,000,000	47,632,810
Uniform Mortgage Backed Securities 4.5% 1/1/2041 (h)	17,425,000	17,424,319
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (h)	42,875,000	41,938,786
Uniform Mortgage Backed Securities 4.5% 12/1/2040 (h)	17,425,000	17,436,572
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (h)	110,900,000	108,569,370
Uniform Mortgage Backed Securities 5% 12/1/2040 (h)	32,525,000	32,901,070
Uniform Mortgage Backed Securities 5% 12/1/2055 (h)	28,000,000	27,947,500
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (h)	66,050,000	66,831,761
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (h)	114,975,000	116,430,147
Uniform Mortgage Backed Securities 6% 1/1/2056 (h)	204,000,000	208,852,976
Uniform Mortgage Backed Securities 6% 12/1/2055 (h)	338,650,000	346,772,317
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (h)	232,550,000	240,889,103
TOTAL UNITED STATES		5,709,217,260
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,642,390,846)		5,709,217,260

U.S. Treasury Obligations - 2.0%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 4.88	47,510,000	47,528,558
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	18,682,158	18,245,010
US Treasury Notes 4% 2/15/2034	4.11	14,000	14,110
US Treasury Notes 4.125% 7/31/2031	3.79 to 4.13	15,000	15,343
US Treasury Notes 4.25% 6/30/2029	4.08	5,000	5,120
US Treasury Notes 4.5% 5/15/2027	4.54	33,000	33,437
US Treasury Notes 4.75% 2/15/2045	4.87 to 5.01	20,990,000	21,321,248
TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,985,733)			87,162,826

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $124,027,068)	4.02	124,002,267	124,027,068

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	5,300,000	162,262
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	24,220,000	832,997
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	6,200,000	219,232
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	18,700,000	606,506
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	7,400,000	213,815
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	10,070,000	352,468
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	12,130,000	10,259
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	7,150,000	216,339
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	48,220,000	1,687,893
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	5,810,000	42,702
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	16,160,000	483,625
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	15,900,000	557,042
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	33,200,000	1,042,708
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	11,720,000	174,792
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	8,410,000	262,589
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	5,500,000	204,720
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.646% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	4,300,000	27,231
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	13,310,000	371,387
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	25,610,000	721,399
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	10,600,000	130,927
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	12,420,000	381,569

TOTAL PUT SWAPTIONS			8,702,462
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	7,150,000	268,993
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	15,900,000	504,850
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	5,500,000	135,566
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	24,220,000	785,024
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	16,160,000	612,082
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	48,220,000	1,534,444
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	25,610,000	521,875
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	18,700,000	575,335
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	7,400,000	270,477
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	5,300,000	194,673
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	10,600,000	358,058
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	4,300,000	40,127
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	6,200,000	199,657
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	33,200,000	1,149,096
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	11,720,000	361,290
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	10,070,000	319,413
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	12,130,000	514,370
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	13,310,000	506,068
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	12,420,000	456,071
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	8,410,000	305,916
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	5,810,000	177,724

TOTAL CALL SWAPTIONS			9,791,109
TOTAL PURCHASED SWAPTIONS (Cost $21,115,904)			18,493,571

TOTAL INVESTMENT IN SECURITIES - 169.7% (Cost $7,206,849,655)	7,286,732,429
NET OTHER ASSETS (LIABILITIES) - (69.7)%	(2,992,882,116)
NET ASSETS - 100.0%	4,293,850,313

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(186,100,000)	(185,896,444)
Ginnie Mae II Pool 5.5% 12/1/2055	(70,075,000)	(70,786,695)
Ginnie Mae II Pool 6% 1/1/2056	(90,850,000)	(92,606,667)
Ginnie Mae II Pool 6% 12/1/2055	(547,225,000)	(557,613,738)
Uniform Mortgage Backed Securities 2% 1/1/2056	(25,000)	(20,360)
Uniform Mortgage Backed Securities 2% 12/1/2055	(4,025,000)	(3,276,602)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(31,800,000)	(27,064,783)
Uniform Mortgage Backed Securities 3% 12/1/2055	(68,950,000)	(61,241,604)
Uniform Mortgage Backed Securities 4% 12/1/2055	(50,000,000)	(47,632,810)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(3,200,000)	(3,130,125)
Uniform Mortgage Backed Securities 4.5% 12/1/2040	(17,425,000)	(17,436,572)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(110,900,000)	(108,569,370)
Uniform Mortgage Backed Securities 5% 12/1/2055	(28,000,000)	(27,947,500)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(108,900,000)	(110,278,260)
Uniform Mortgage Backed Securities 6% 12/1/2055	(321,350,000)	(329,057,387)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(232,550,000)	(240,889,103)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,883,448,020)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,881,865,909)		(1,883,448,020)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	2,975	3/31/2026	621,333,398	253,997	253,997
CBOT US Treasury Long Bond Contracts (United States)	309	3/20/2026	36,297,844	221,302	221,302
CBOT US Treasury Ultra Bond Contracts (United States)	5	3/20/2026	605,156	5,966	5,966

TOTAL PURCHASED					481,265

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	297	3/20/2026	33,663,094	(134,547)	(134,547)
CBOT 5Y US Treasury Notes Contracts (United States)	260	3/31/2026	28,537,031	(73,005)	(73,005)

TOTAL SOLD					(207,552)

TOTAL FUTURES CONTRACTS					273,713
The notional amount of futures purchased as a percentage of Net Assets is 15.3%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	5,000	708	(778)	(70)
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	15,315	(14,602)	713
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	45,946	(44,421)	1,525
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	198,100	(157,223)	40,877
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	94,862	(49,696)	45,166
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	66,403	(27,741)	38,662
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,300,000	(731)	730	(1)
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	500,000	47,431	(19,115)	28,316
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	400,000	37,945	(14,367)	23,578
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	1,200,000	200,486	(77,356)	123,130
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	33,414	(13,147)	20,267
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	116,950	(49,264)	67,686
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	94,862	(48,941)	45,921
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,000,000	153,153	(158,401)	(5,248)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	1,345,000	190,318	(184,982)	5,336
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	700,000	116,950	(103,037)	13,913
CMBX AAA Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	7,400,000	(4,162)	(60,604)	(64,766)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	33,414	(29,068)	4,346
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	800,000	133,657	(114,032)	19,625
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	24,200,000	(13,610)	(44,567)	(58,177)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	37,945	(28,541)	9,404
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,389,710	9,905	(11,838)	(1,933)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly	3,799,207	27,079	(35,847)	(8,768)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	113,200	(113,580)	(380)
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,398,873	38,481	(47,513)	(9,032)

TOTAL BUY PROTECTION							1,788,021	(1,447,931)	340,090
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	25,000,000	(338,765)	339,341	576
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	5,200,000	(70,463)	68,185	(2,278)
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	2,900,000	(37,458)	37,579	121
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly	9,998	(15)	257	242
CMBX AAA Series 15 Index	NR	11/18/2064	Citigroup Global Markets Ltd	0.5%	Monthly	49,990	(76)	482	406
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly	1,099,771	(1,670)	8,213	6,543
CMBX BBB- Series 16 Index	NR	4/17/2065	Goldman Sachs & Co LLC	3%	Monthly	784,000	(136,023)	127,059	(8,964)

TOTAL SELL PROTECTION							(584,470)	581,116	(3,354)
TOTAL CREDIT DEFAULT SWAPS							1,203,551	(866,815)	336,736

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	London Clearing House	12/17/2027	375,403,000	882,152	0	882,152
U.S. SOFR Index(4)	Annual	3.5%	Annual	London Clearing House	12/17/2028	305,415,000	1,142,885	0	1,142,885
U.S. SOFR Index(4)	Annual	3.75%	Annual	London Clearing House	12/17/2029	120,738,000	319,604	0	319,604
U.S. SOFR Index(4)	Annual	3.75%	Annual	London Clearing House	12/17/2032	2,811,000	4,973	0	4,973
3.75%	Annual	U.S. SOFR Index(4)	Annual	London Clearing House	12/17/2035	12,681,000	(150,016)	0	(150,016)
U.S. SOFR Index(4)	Annual	3.75%	Annual	London Clearing House	12/17/2045	4,332,000	87,425	0	87,425
U.S. SOFR Index(4)	Annual	3.75%	Annual	London Clearing House	12/17/2030	70,493,000	391,961	0	391,961
TOTAL INTEREST RATE SWAPS							2,678,984	0	2,678,984

(1)Swaps with  are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $576,965,228 or 13.4% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Level 3 security.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,235,836.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $17,734,063.
(k)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,317,286.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	118,661,150	359,282,435	353,915,512	1,430,924	(1,005)	-	124,027,068	124,002,267	0.2%
Total	118,661,150	359,282,435	353,915,512	1,430,924	(1,005)	-	124,027,068

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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